OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2018
Other reserves [abstract]
Disclosure Of Detailed Information About Other Reserves [Table Text Block]
	2018	2017
	US$’000	US$’000

Share compensation reserve	1,364	-
Hedging reserve	(867)	(15)
Translation reserve	(3,283)	5,773
Merger reserve	(18,354)	-
	(21,140)	5,758

Disclosure Of Detailed Information About Share Option Reserves [Table Text Block]	Share compensation reserve
	2018	2017
	US$’000	US$’000

Balance at 1 January	-	-
Share-based payments expenses	1,364	-
Balance at 31 December	1,364	-

Disclosure of detailed information about share awards outstanding [Table Text Block]

	2018
	Number of share awards	Fair value at grant date

Outstanding at beginning of the year	-
Granted during the year	743,000	US$10.18
Forfeited during the year	-
Outstanding at the end of the year	743,000